Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Costs [Line Items]
Directors’ remuneration	£ 903	£ 1,216	£ 1,290
Pension and other benefits	64	61	57
Directors’ remuneration & other benefits	967	1,277	1,347
Highest Paid Director [member]
Staff Costs [Line Items]
Directors’ remuneration	597	913	966
Pension and other benefits	64	61	57
Directors’ remuneration & other benefits	£ 661	£ 974	£ 1,023